Bank Loans (Details Textual)	6 Months Ended
Sep. 30, 2019 USD ($)
Bank Loans (Textual)
Bank loans , description	Original car loan of $69,953 at 12% annual interest rate was made from October 1, 2018 to September 30, 2021. A new car loan of $47,568 at 9.54% annual interest rate was made from July 1, 2019, to June 30, 2022. Both cars were pledged as collateral for loans until full settlement.
Original car loan [Member]
Bank Loans (Textual)
Car loan	$ 69,953
Annual interest rate	12.00%
New car loan [Member]
Bank Loans (Textual)
Car loan	$ 47,568
Annual interest rate	9.54%